Asset Impairment, Restructuring and Other Special Charges - Summary of Activity in Reserves (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Liabilities related to litigation	$ 0	$ 0	$ 0